Depreciation and Amortization - Summary of Depreciation and Amortization (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Depreciation And Amortization Expense [Abstract]
Depreciation	$ 851,577	$ 728,860	$ 546,128
Amortization	1,694,125	1,584,461	1,504,411
Depreciation and amortization	$ 2,545,702	$ 2,313,321	$ 2,050,539